Investment in associated companies (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of ownership percentages in associated companies
The cash flows were estimated over the remaining useful economic lives of the underlying assets but no longer than 30 years in total, and discounted using an estimated market participant WACC as follows:

Investment	WACC
Seadrill Capricorn Holdings LLC	11.4%
Seadrill Operating LP	12.0%
Seadrill Deepwater Drillship Ltd	12.0%
Seabras Sapura Holding	14.3%
Seabras Sapura Participacoes	13.7%
SeaMex	12.7%
We have the following investments in associated companies:

	Successor	Successor
Ownership percentage	December 31, 2019	December 31, 2018
Seadrill Partners and Seadrill Partner subsidiaries ("SDLP investments") (a) (b)	(a)	(a)
Seabras Sapura (b)	50.0%	50.0%
SeaMex Ltd. ("SeaMex") (b)	50.0%	50.0%
Sonadrill (b)	50.0%	—%
Gulfdrill (b)	50.0%	—%

(a)	Refer to the Seadrill Partners subsidiaries paragraph below for additional information.

(b)	For transactions with related parties refer to Note 31 - Related party transactions.

Share in results from associated companies
We have recognized the following impairments on investments in associated companies:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Impairments of Investment in associated companies and joint ventures (refer to Note 18)
Seadrill Partners - Direct ownership investments	248	—	—	723
Seadrill Partners - Subordinated units	—	—	—	82
Seadrill Partners - Seadrill member interest and IDRs	54	—	—	—
SeaMex Limited	—	—	—	36
Total impairment of investments in associated companies and joint ventures	302	—	—	841

Total impairment of investments	302	—	—	841
Our share in results of our associated companies (net of tax) were as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Seadrill Partners - Direct ownership interests	(107)	(82)	77	82
Seadrill Partners - Subordinated units	(17)	(20)	22	22
Seabras Sapura	29	24	46	80
SeaMex	(19)	(12)	4	—
Sonadrill	(1)	—	—	—
Archer	—	—	—	(10)
Total share in results from associated companies (net of tax)	(115)	(90)	149	174

Summary of Consolidated Statements of Operations for our equity method investees
The results of the Direct ownership interests in the SDLP companies and our share in those results (net of tax) were as follows:

SDLP	Successor		Predecessor
(in $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Operating revenues	750	426	612	1,128
Net operating income	51	100	257	464
Net income	(187)	(127)	201	235

Net (loss)/income allocated to SDLP direct ownership interests	(92)	(59)	77	93
Amortization of basis differences	(15)	(23)	—	(11)
Share in results of SDLP direct investments (net of tax)	(107)	(82)	77	82

Net (loss)/income allocated to SDLP subordinated units	(17)	(15)	22	24
Amortization of basis differences	—	(5)	—	(2)
Share in results of SDLP subordinated units (net of tax)	(17)	(20)	22	22
The results of the Seabras Sapura companies and our share in those results (net of tax) were as follows:

Seabras Sapura	Successor		Predecessor
(in $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Operating revenues	434	232	241	487
Net operating income	198	124	125	244
Net income	113	88	92	160

Seadrill ownership percentage	50%	50%	50%	50%
Share of net income	57	44	46	80

Amortization of basis differences	(28)	(20)	—	—
Share in results from Seabras Sapura (net of tax)	29	24	46	80
The results of the SeaMex companies and our share in those results (net of tax) were as follows:

SeaMex	Successor		Predecessor
(in $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Operating revenues	232	118	121	239
Net operating income	70	40	40	80
Net income	18	4	7	—

Seadrill ownership percentage	50%	50%	50%	50%
Share of net income	9	2	4	—

Amortization of basis differences	(28)	(14)	—	—
Share in results from SeaMex (net of tax)	(19)	(12)	4	—

Summarized Consolidated Balance sheets for our equity method investees
The summarized balance sheets of the directly owned SDLP companies and our share of recorded equity in those companies was as follows:

SDLP	Successor	Successor
(in $ millions)	December 31, 2019	December 31, 2018
Current assets	833	1,110
Non-current assets	4,847	5,076
Current liabilities	(533)	(433)
Non-current liabilities	(2,623)	(3,039)
Net Assets	2,524	2,714

Seadrill share of book equity	1,305	1,399
Basis difference allocated to rigs (2)	(1,220)	(1,019)
Basis difference allocated to contracts (2)	37	99
SDLP book equity allocated to direct investments	122	479

SDLP book equity allocated to subordinated units (1)	—	17

(1)
Seadrill Partners subordinated units have a lock-up period during which they have subordinated liquidation and dividend rights. On application of fresh start accounting the units were valued with reference to the market price of common units and adjusted for a discount for lack of marketability (because of the subordination period). The value of the subordinated units on application of fresh start accounting was $37 million. Since application of fresh start accounting we allocated a share of the net loss incurred by Seadrill Partners to the subordinated units using a Hypothetical Liquidation at Book Value methodology. We allocated a net loss of $20 million for the period from July 2, 2018 through December 31, 2018. After allocating this loss the remaining balance of the investment in subordinated units at December 31, 2018 was $17 million. We allocated a further net loss of $17 million for the year ended December 31, 2019. After allocating this loss the remaining balance of the investment in subordinated units was nil.

(2)
In September 2019, an impairment of $302 million was recognized against the Seadrill Partners direct ownership interests and IDRs in the Consolidated Statements of Operations within "Loss on impairment of investments" (December 31, 2018 (Successor), nil). See Note 11 – Impairment loss on investments in associated companies.

The summarized balance sheets of the Seabras Sapura companies and our share of recorded equity in those companies was as follows:

Seabras Sapura	Successor	Successor
(in $ millions)	December 31, 2019	December 31, 2018
Current assets	195	255
Non-current assets	1,495	1,567
Current liabilities	(510)	(599)
Non-current liabilities	(504)	(637)
Net Assets	676	586
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	338	293

Shareholder loans held as equity (1)	123	132
Basis difference allocated to rigs	(369)	(394)
Basis difference allocated to contracts	129	178
Total adjustments	(117)	(84)
Book value of Seadrill investment	221	209
(1) In September 2019, Seabras Sapura repaid $9 million of shareholder loans, with the cash proceeds held in escrow against a future redemption of Senior Secured Notes.

The summarized balance sheets of the SeaMex companies and our share of recorded equity in those companies was as follows:

SeaMex	Successor	Successor
(in $ millions)	December 31, 2019	December 31, 2018
Current assets	260	253
Non-current assets	939	977
Current liabilities	(141)	(149)
Non-current liabilities	(586)	(627)
Net Assets	472	454
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	236	227

Basis difference allocated to rigs	(341)	(357)
Basis difference allocated to contracts	127	171
Total adjustments	(214)	(186)

Book value of Seadrill investment	22	41

The summarized balance sheets of the Sonadrill companies and our share of recorded equity in those companies was as follows:

Sonadrill	Successor	Successor
(in $ millions)	December 31, 2019	December 31, 2018
Current assets	57	—
Non-current assets	—	—
Current liabilities	(9)	—
Non-current liabilities	—	—
Net Assets	48	—
Seadrill ownership percentage	50%	—%
Seadrill share of book equity	24	—

Book value of Seadrill investment	24	—